CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)		Class A ordinary shares Common Stock	Class B ordinary shares Common Stock	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Private Placement Warrants	Additional Paid-in Capital	Accumulated Deficit	Public Warrants	Private Placement Warrants	Total
Balance at the beginning at Feb. 04, 2021		$ 0	$ 0			$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Feb. 04, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(9,971)
Balance at the end at Jun. 30, 2021			$ 575			24,425	(9,971)			15,029
Balance at the end (in shares) at Jun. 30, 2021			5,750,000
Balance at the beginning at Feb. 04, 2021		$ 0	$ 0			0	0			0
Balance at the beginning (in shares) at Feb. 04, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor			$ 575			24,425				25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			5,750,000
Remeasurement of Class A ordinary shares subject to redemption to redemption amount						(21,555,404)	(7,037,831)			28,593,235
Proceeds from Initial Public Offering Costs allocated to Warrants (net of offering costs)				$ 9,232,604	$ 12,298,375			$ 9,232,604	$ 12,298,375
Net loss							(516,442)			(516,442)
Balance at the end at Dec. 31, 2021			$ 575				(7,554,273)			(7,553,698)
Balance at the end (in shares) at Dec. 31, 2021			5,750,000
Balance at the beginning at Feb. 05, 2021		$ 0	$ 0			0	0			0
Balance at the beginning (in shares) at Feb. 05, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	[1]		$ 575			24,425	0			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)	[1]		5,750,000
Net loss						0	(7,786)			(7,786)
Balance at the end at Mar. 31, 2021			$ 575			24,425	(7,786)			17,214
Balance at the end (in shares) at Mar. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						0	(2,185)			(2,185)
Balance at the end at Jun. 30, 2021			$ 575			24,425	(9,971)			15,029
Balance at the end (in shares) at Jun. 30, 2021			5,750,000
Balance at the beginning at Dec. 31, 2021			$ 575				(7,554,273)			(7,553,698)
Balance at the beginning (in shares) at Dec. 31, 2021			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares subject to redemption to redemption amount										348,332
Deemed dividend - Forward Purchase and Backstop Securities										(225,000)
Net loss										(5,986,156)
Balance at the end at Jun. 30, 2022			$ 575				(14,337,141)			(14,336,566)
Balance at the end (in shares) at Jun. 30, 2022			5,750,000
Balance at the beginning at Jan. 01, 2022		$ 0	$ 575			$ 0	(7,554,273)			(7,553,698)
Balance at the beginning (in shares) at Jan. 01, 2022		0	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reclassification of Forward Purchase Agreement							(223,380)			(223,380)
Deemed dividend - Forward Purchase and Backstop Securities							(225,000)			(225,000)
Net loss							(4,361,240)			(4,361,240)
Balance at the end at Mar. 31, 2022			$ 575				(12,363,893)			(12,363,318)
Balance at the end (in shares) at Mar. 31, 2022			5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A ordinary shares subject to redemption to redemption amount							(348,332)			(348,332)
Net loss							(1,624,916)			(1,624,916)
Balance at the end at Jun. 30, 2022			$ 575				$ (14,337,141)			$ (14,336,566)
Balance at the end (in shares) at Jun. 30, 2022			5,750,000

[1]	(1) For the period from February 5, 2021 (inception) through June 30, 2021, 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter are excluded from the basic and diluted weighted average shares outstanding, Class B ordinary shares (see Note 5). The underwriters exercised their over-allotment option in full on August 12, 2021; thus, no ordinary shares remain subject to forfeiture (see Note 6).